Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Feb. 08, 2021	Aug. 03, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investor Class
Account Value [Line Items]
Account Value	$ 21,010	$ 21,016	$ 16,278	$ 17,790	$ 18,289			$ 13,219	$ 14,104	$ 12,884	$ 11,013	$ 9,602	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 12,866	12,835	9,915	10,817	11,097		$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,302	10,306	7,982	8,724	8,966	$ 9,426
Investor Class
Account Value [Line Items]
Account Value	26,712	28,616	19,880	22,374	23,978			15,041	17,107	15,183	11,533	9,424	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 13,166	14,073	9,749	10,954	11,717		10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,720	10,409	7,231	8,141	8,724	9,425
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650			13,847	14,886	13,595	11,926	10,178	10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 12,982	12,704	11,315	11,797	11,941			8,433	10,141	10,845	9,695	8,933	10,000
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value	$ 21,459	20,076	16,993	17,867	16,721			12,488	12,868	12,110	11,117	10,082	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 18,289	16,895	13,008	14,098	12,190		10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 13,052	12,773	11,376	11,860	12,006		10,000
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value	$ 14,534	13,598	11,510	12,102	11,325		10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 15,261	14,097	10,854	11,763	10,172	10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,901	10,667	9,501	9,905	10,027	10,000
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value	$ 12,893	12,063	10,210	10,735	10,047	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650			13,847	14,886	13,595	11,926	10,178	10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 12,982	12,704	11,315	11,797	11,941			8,433	10,141	10,845	9,695	8,933	10,000
90% S&P500/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Account Value	$ 29,731	27,606	21,561	23,267	20,431			$ 13,193	$ 14,340	$ 13,299	$ 11,688	$ 10,048	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 18,289	16,895	13,008	14,098	12,190		10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 13,052	12,773	11,376	11,860	12,006		10,000
90% S&P500/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Account Value	$ 17,715	16,449	12,847	13,863	12,173		$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 15,261	14,097	10,854	11,763	10,172	10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,901	10,667	9,501	9,905	10,027	10,000
90% S&P500/10% MSCI EAFE Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Account Value	$ 14,781	$ 13,725	$ 10,720	$ 11,567	$ 10,158	$ 10,000